Voyage and Vessel Operating Expenses, details 1 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Costs and Expenses [Abstract]
Crew wages and related costs	$ 50,494	$ 50,442	$ 45,451
Insurance	6,778	6,723	6,438
Spares and consumable stores	16,913	17,106	14,825
Repairs and maintenance	9,094	8,379	5,548
Tonnage taxes (Note 15)	2,144	2,109	1,040
Environmental Costs	1,727	1,314	2
Other operating expenses	1,122	850	3,907
Vessel operating expenses	$ 88,272	$ 86,923	$ 77,211